Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee retirement and savings plan cost	$ 108,600,000	$ 109,500,000	$ 79,600,000
Closing stock price as of December 31, 2010	$ 54.74
Shares of retirement and savings plans invested in company's common stock	4,100,000
Percentage of retirement and savings plan's assets invested in our company common stock	14.00%
Number of shares of our common stock reserved for issuance under our defined contribution and retirement savings plans	7,200,000
Percentage of the retirement and savings plan's assets invested in our common stock as compared to company's outstanding shares at year-end	2.00%
Combination of age and years necessary for retirement provision as related to our equity award program	65
Minimum age required for retirement eligibility as related to our equity award program	55
Minimum number of years of service for retirement eligibility as related to our equity award program	5
Employee service share based compensation tax benefit realized from exercise of stock options and restricted stock vesting	14,900,000	16,300,000	16,900,000
Capitalized stock-based compensation expense	0
Restricted share equivalent to stock options	1.7
Common stock shares reserved for stock award plans	12,375,233
Common stock shares available for future grants if all grants are options	3,225,299
Common stock shares available for future grants if all grants are restricted shares	1,897,235
Outstanding intrinsic value of stock options	62,400,000
Weighted-average remaining contractual term, years	3.8
Exercisable stock options intrinsic value	39,800,000
Exercisable stock options weighted-average remaining contractual term, years	2.9
Total intrinsic value of stock options exercised	11,300,000	23,700,000	18,300,000
Cash received from stock options exercises	17,500,000	18,300,000	12,100,000
Weighted-average grant date fair value of restricted stock awards	$ 49.29	$ 41.16	$ 68.10
Fair value of shares vested	30,000,000	22,300,000	28,700,000
Employee Stock Option [Member]
Award vesting period	1 to 3 years
Option expiration date	7 to 10 years
Total compensation expense not yet recognized related to nonvested options	16,600,000
Compensation expense over a weighted-average period, years	2.0
Restricted Stock [Member]
Award vesting period	3
Total compensation expense not yet recognized related to nonvested options	$ 38,400,000
Compensation expense over a weighted-average period, years	2.0